UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07390

                         Boulder Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2006 - June 30, 2007


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007


                                                                                                    Matter
                                                                                                    Proposed Vote
                                                                                                    by       Cast   Vote     For
                                       Shareholder                                                  Issuer   (Yes  (For      or
                   Ticker               Meeting    Record    Meeting  Description of Matter to be   or       or     or       Against
Name of Issuer     Symbol    CUSIP       Date       Date      Type    Voted On                      Holder   No)    Against) Mngmnt


Pioneer High
Income                                                                      Election of three (3)
Trust-Series              72369H403    9/21/06    7/28/06    Annual   1     directors               Issuer   Yes    For      For


Eaton Vance
Senior Income                                                               Election of two (2)
Trust-Common       EVF    27826S103    10/13/06   8/17/06    Annual   1     directors               Issuer   Yes    For      For


                                                                            Reports & Accounts
Diageo Plc         DEO    25243Q205    10/17/06   8/31/06    Annual   1     2006                    Issuer   Yes    For      For

                                                                            Director's
                                                                            Remuneration Report
                                                                      2     2006                    Issuer   Yes    For      For

                                                                            Declaration of Final
                                                                      3     Dividend                Issuer   Yes    For      For

                                                                            Re-election of Lord
                                                                      4     Hollick                 Issuer   Yes    For      For

                                                                            Re-election of Mr. HT
                                                                      5     Stitzer                 Issuer   Yes    For      For

                                                                            Election of Ms PS
                                                                      6     Walsh                   Issuer   Yes    For      For

                                                                            Election of Ms LM
                                                                      7     Danon                   Issuer   Yes    For      For

                                                                            Re-appointment and
                                                                            remuneration of
                                                                      8     auditor                 Issuer   Yes    For      For

                                                                            Authority to allot
                                                                      9     relevant securities     Issuer   Yes    For      For

                                                                            Disapplication of
                                                                      10    pre-emption rights      Issuer   Yes    For      For

                                                                            Authority to purchase
                                                                      11    own shares              Issuer   Yes    For      For

                                                                            Authority to make EU
                                                                            political
                                                                      12    donations/expenditure   Issuer   Yes    For      For

                                                                            Adoption of Diageo
                                                                            PLC 2006 Irish profit
                                                                      13    sharing scheme          Issuer   Yes    For      For

                                                                            Amendments to Diageo
                                                                            Executive share
                                                                      14    option plan             Issuer   Yes    For      For


Fidelity                                                                    Approval of agreement
National                                                                    and plan of merger
Financial, Inc.    FNF    316326107    10/23/06   9/11/06    Annual   1     dated 6/25/06           Issuer   Yes    For      For

                                                                            Election of 2 (two)
                                                                      2     directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            KPMG, LLP as
                                                                            independent auditor
                                                                      3     for 2006                Issuer   Yes    For      For


Doral Financial                                                             Election of 11
Corporation        DRL    25811P100    10/24/06   9/15/06    Annual   1     (eleven) Directors      Issuer   Yes    For      For

                                                                            Appointment of PWC,
                                                                      2     LLP as accounting firm  Issuer   Yes    For      For


Nuveen Floating
Rate Income FD-                                                             Election of 7 (seven)
Common             JFR    67072T108    11/14/06   9/18/06    Annual   1     Directors               Issuer   Yes    For      For


LMP Corporate                                                               Election of 5 (five)
Loan Fund Inc.     TLI    50208B100    1/29/07    12/12/06   Annual   1     Directors               Issuer   Yes    For      For


                                                                            Approve agreement and
                                                                            plan of
                                                                            reorganization which
                                                                            provides for the
                                                                            reorganization of Aim
Aim Select Real                                                             a closed-end
Estate Income                                                               exchange-traded fund
FD-Common          RRE    00888R107    2/26/07    12/1/06    Special  1     into an open-end fund   Issuer   Yes    For      For


Wm. Wrigley Jr.                                                             Election of 4 (four)
Company            WWY    982526105    3/14/07    1/12/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Amendment to the 2nd
                                                                            restated certificate
                                                                            of Incorporation to
                                                                            permit amendment of
                                                                            the bylaws of the
                                                                            company to adopt
                                                                            majority voting for
                                                                            the election of
                                                                      2     directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            accounting firm for
                                                                      3     the YE 2007             Issuer   Yes    For      For


Lennar                                                                      Election of three (3)
Corporation        LEN    526057104    3/28/07    2/9/07     Annual   1     Directors               Issuer   Yes    For      For

                                                                            Approval of the
                                                                            Lennar Corp 2007
                                                                      2     Incentive Plan.         Issuer   Yes    Against  Against

                                                                            Approval of the
                                                                            Lennar Corp 2007
                                                                            Incentive
                                                                      3     Compensation Plan.      Issuer   Yes    Against  Against

                                                                            Stockholder Proposal
                                                                            Regarding
                                                                      4     Sustainability Report   Issuer   Yes    Against  For

                                                                            Stockholder Proposal
                                                                            Regarding Executive
                                                                      5     Compensation.           Issuer   Yes    Against  For


                                                                            Election of fourteen
Citigroup Inc.     C      172967101    4/17/07    2/21/07    Annual   1     (14) Directors          Issuer   Yes    For      For

                                                                            Ratify KPMG LLP as
                                                                            accounting firm for
                                                                      2     2007                    Issuer   Yes    For      For

                                                                            Request report on
                                                                            prior governmental
                                                                            service of certain
                                                                      3     individuals             Holder   Yes    Against  For

                                                                            Proposal requesting
                                                                            report on political
                                                                      4     contributions           Holder   Yes    Against  For

                                                                            Proposal requesting
                                                                            report on charitable
                                                                      5     contributions           Holder   Yes    Against  For

                                                                            Request advisory
                                                                            resolution to ratify
                                                                      6     executive compensation  Holder   Yes    Against  For

                                                                            Request CEO
                                                                            compensation be
                                                                            limited to no more
                                                                            than 100 times the
                                                                            average compensation
                                                                            paid to worldwide
                                                                      7     employees               Holder  Abstain Abstain  Abstain

                                                                            Request that the
                                                                            chairman of the board
                                                                            have no management
                                                                      8     duties                  Holder   Yes    For      Against

                                                                            Request that stock
                                                                            options be subject 5
                                                                      9     yr sales restriction    Holder  Abstain Abstain  Abstain

                                                                            Request cumulative
                                                                      10    voting                  Holder   Yes    Against  For

                                                                            Request that
                                                                            stockholders have the
                                                                            right to call
                                                                      11    shareholder meetings    Holder   Yes    For      Against


Washington                                                                  Election of 13
Mutual, Inc.       WM     939322103    4/17/07    2/28/07    Annual   1     (thirteen) Directors    Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            Deloitte & Touche LLP
                                                                      2     as Auditor for 2007     Issuer   Yes    For      For

                                                                            Proposal relating to
                                                                            the executive
                                                                            retirement plan
                                                                      3     policies                Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                            the director election
                                                                      4     process                 Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                            the director nominee
                                                                            qualification
                                                                      5     requirements            Holder   Yes    Against  For


Cohen & Steers
REIT &                                                                      Election of 2 (two)
Utility-Com        RTU    19247Y108    4/19/07    3/7/07     Annual   1     Director                Issuer   Yes    For      For


F&C Claymore PFD
Sec Income FD -                                                             Election of 1 (one)
Common             FFC    338478100    4/20/07    1/26/07    Annual   1     Director                Issuer   Yes    For      For


F&C Claymore
Total Return                                                                Election of 1 (one)
Fund - Common      FLC    338479108    4/20/07    1/26/07    Annual   1     Director                Issuer   Yes    For      For


F&C Claymore PFD
SEC Income FD -                                                             Election of 1 (one)
TH7                       338478506    4/20/07    1/26/07    Annual   1     Director                Issuer   Yes    For      For


                                                                            Election of four (4)
Eaton Corporation  ETN    278058102    4/25/07    2/26/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            Ernst & Young LLP as
                                                                            independent auditor
                                                                      2     for 2007                Issuer   Yes    For      For


Anheuser-Busch                                                              Election of 6 (six)
Companies. Inc.    BUD    035229103    4/25/07    2/28/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Approval of 2007
                                                                            Equity and Incentive
                                                                      2     Plan                    Issuer   Yes    Against  Against

                                                                            Approval of Global
                                                                            Employee Stock
                                                                      3     Purchase Plan           Issuer   Yes    Against  Against

                                                                            Approval of
                                                                      4     accounting firm         Issuer   Yes    For      For

                                                                            Proposal concerning
                                                                            report on charitable
                                                                      5     contributions plan      Holder   Yes    Against  For


                                                                            Election of 11
Johnson & Johnson  JNJ    478160104    4/26/07    2/27/07    Annual   1     (eleven) Directors      Issuer   Yes    For      For

                                                                            Ratify PWC LLP as
                                                                      2     accounting firm         Issuer   Yes    For      For

                                                                            Proposal on majority
                                                                            voting requirements
                                                                      3     for director nominees   Holder   Yes    Against  For

                                                                            Proposal on
                                                                            supplemental
                                                                      4     retirement plan         Holder   Yes    Against  For


                                                                            Election of 12
Pfizer Inc.        PFE    717081103    4/26/07    3/1/07     Annual   1     (twelve) Directors      Issuer   Yes    For      For

                                                                            Ratify KPMG LLP as
                                                                            accounting firm for
                                                                      2     2007                    Issuer   Yes    For      For

                                                                            Proposal relating to
                                                                      3     cumulative voting       Holder   Yes    Against  For

                                                                            Proposal requesting
                                                                            report on exporting
                                                                      4     animal experimentation  Holder   Yes    Against  For

                                                                            Request report on
                                                                            feasibility of
                                                                            amending Pfizer's
                                                                            policy on laboratory
                                                                      5     animal care and use     Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                            qualification for
                                                                      6     director nominees       Holder   Yes    Against  For


Ing Clarion
Global Real                                                                 Election of 2 (two)
Estate Inc.-CL B          44982G302    5/7/07     3/30/07    Annual   1     Directors               Issuer   Yes    For      For


Standard Pacific                                                            Election of 3 (three)
Corp.              SPF    85375C101    5/9/07     3/12/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify Ernst & Young
                                                                            LLP as accounting
                                                                      2     firm for 2007           Issuer   Yes    For      For


                                                                            Election of 4 (four)
Pulte Homes, Inc.  PHM    745867101    5/10/07    3/13/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            Ernst & Young LLP as
                                                                            accounting firm for
                                                                      2     2007                    Issuer   Yes    For      For

                                                                            Request election of
                                                                            Directors by a
                                                                            majority rather than
                                                                      3     a plurality             Holder   Yes    For      Against

                                                                            Declassification of
                                                                      4     the board of directors  Holder   Yes    For      Against

                                                                            Request the formation
                                                                            of a majority vote
                                                                      5     shareholder committee   Holder   Yes    Against  For

                                                                            Proposal regarding
                                                                            the use of
                                                                            performance-based
                                                                      6     options                 Holder   Yes    For      Against


American
International                                                               Election of 4 (four)
Group, Inc.        AIG    26874107     5/16/07    3/23/07             1     Directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            PWC LLP as accounting
                                                                      2     firm for 2007           Issuer   Yes    For      For

                                                                            Adoption of American
                                                                            International Group,
                                                                            2007 stock incentive
                                                                      3     plan                    Issuer   Yes    Against  Against

                                                                            Proposal relating to
                                                                            performance-based
                                                                      4     stock options           Holder   Yes    For      Against


                                                                            Election of 11
Yum! Brands, Inc.  YUM    988498101    5/17/07    3/19/07             1     (eleven) Directors      Issuer   Yes    For      For

                                                                            Ratification of
                                                                      2     independent auditors    Issuer   Yes    For      For

                                                                            Proposal relating to
                                                                            the MacBride
                                                                      3     principals              Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                            advisory vote to
                                                                            ratify executive
                                                                      4     compensation            Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                            a pay for superior
                                                                      5     performance proposal    Holder   Yes    For      Against

                                                                            Proposal relating to
                                                                            a future severance
                                                                      6     agreements proposal     Holder   Yes    For      Against

                                                                            Proposal relating to
                                                                      7     sustainable fish        Holder   Yes    Against  For

                                                                            Proposal relating to
                                                                      8     animal welfare          Holder   Yes    Against  For


Marsh & McLennan                                                            Election of Director
Companies, Inc.    MMC    571748102    5/17/07    3/20/07    Annual   1a    Z. Carter               Issuer   Yes    For      For

                                                                            Election of Director
                                                                      1b    O. Fanjul               Issuer   Yes    For      For

                                                                            Ratification of
                                                                            selection of
                                                                            independent
                                                                            registered public
                                                                      2     accounting firm         Issuer   Yes    For      For

                                                                            Approval of amendment
                                                                            of stock purchase
                                                                            plan for
                                                                            international
                                                                      3     employees               Issuer   Yes    Against  Against

                                                                            Political
                                                                      4     contributions           Holder   Yes    Against  For


YRC Worldwide                                                               Election of 11
Inc.               YRCW   984249102    5/17/07    3/20/07    Annual   1     (eleven) Directors      Issuer   Yes    For      For

                                                                            Approval of the
                                                                            company's annual
                                                                            incentive bonus
                                                                            program for senior
                                                                      2     executives              Issuer   Yes    Against  Against

                                                                            Ratification of the
                                                                            appointment of KPMG,
                                                                            LLP as independent
                                                                            registered public
                                                                            accounting firm for
                                                                      3     2007                    Issuer   Yes    For      For


Redwood Trust,                                                              Election of 3 (three)
Inc.               RWT    758075402    5/18/07    3/3/0/07   Annual   1     Directors               Issuer   Yes    For      For


Fidelity
National                                                                    Election of 4 (four)
Financial, Inc.    FNF    31620R105    5/23/07    4/16/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            KPMG LLP as
                                                                            independent
                                                                            registered public
                                                                            accounting firm for
                                                                      2     YE 2007                 Issuer   Yes    For      For


Fidelity Nat'l
Information                                                                 Election of 4 (four)
Services Inc       FIS    31620M106    5/23/07    4/16/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            KPMG LLP as
                                                                            independent
                                                                            registered public
                                                                            accounting firm for
                                                                      2     YE 2007                 Issuer   Yes    For      For


First American                                                              Election of 14 (14)
Corporation        FAF    318522307    5/24/07    3/30/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Ratify selection of
                                                                            PWC LLP as accounting
                                                                      2     firm for 2007           Issuer   Yes    For      For


                                                                            Election of Director:
Home Depot, Inc.   HD     437076102    5/24/07    3/26/07    Annual   1a    D. Batchelder           Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1b    F. Blake                Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1c    G. Brenneman            Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1d    J. Clendenin            Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1e    C. Gonzales             Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1f    M. Hart                 Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1g    B. Hill                 Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1h    L. Jackson, Jr.         Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1i    H. Johnson-Leipold      Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1j    L. Johnston             Issuer   Yes    For      For

                                                                            Election of Director:
                                                                      1k    K. Langone              Issuer   Yes    For      For

                                                                            Ratify appointment of
                                                                            KPMG LLP as
                                                                            accounting firm for
                                                                      2     2007                    Issuer   Yes    For      For

                                                                            Proposal regarding
                                                                            poison pill
                                                                      3     implementation          Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                            employment diversity
                                                                            report disclosure
                                                                            poison pill
                                                                      4     implementation          Holder   Yes    Against  For

                                                                            Proposal regarding
                                                                            executive officer
                                                                      5     compensation            Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                      6     management bonuses      Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                      7     retirement benefits     Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                      8     equity compensation     Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                            pay-for-superior
                                                                      9     performance             Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                            political
                                                                      10    nonpartisanship         Holder   Yes    For      Against

                                                                            Proposal regarding
                                                                      11    chairman and CEO        Holder   Yes    For      Against


                                                                            Election of fifteen
Wal-Mart           WMT    931142103    6/1/07     4/5/07     Annual   1     (15) Directors          Issuer   Yes    For      For

                                                                            Ratification of Ernst
                                                                            & Young, LLP as
                                                                            independent
                                                                      2     accountants             Issuer   Yes    For      For

                                                                            Charitable
                                                                      3     contributions report    Holder   Yes    Against  For

                                                                            Universal Health Care
                                                                      4     Policy                  Holder   Yes    Against  For

                                                                            Pay-for-Superior
                                                                      5     Performance             Holder   Yes    Against  For

                                                                            Equity Compensation
                                                                      6     Glass Ceiling           Holder   Yes    Against  For

                                                                      7     Compensation Disparity  Holder   Yes    Against  For

                                                                            Business Social
                                                                      8     Responsibility Report   Holder   Yes    Against  For

                                                                            Executive
                                                                      9     Compensation Vote       Holder   Yes    Against  For

                                                                            Political
                                                                      10    Contributions Report    Holder   Yes    Against  For

                                                                            Social & Reputation
                                                                      11    Impact Report           Holder   Yes    Against  For

                                                                      12    Cumulative Voting       Holder   Yes    Against  For

                                                                            Qualification for
                                                                      13    Director Nominees       Holder   Yes    Against  For


DWS RREEF Real                                                              Election of five (5)
Estate FD II Com   SRO    23338X102    6/7/07     4/23/07    Annual   1     Directors               Issuer   Yes    For      For


                                                                            Election of four (4)
Caterpillar, Inc.  CAT    149123101    6/13/07    4/16/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                      2     Ratify Auditors         Issuer   Yes    For      For

                                                                      3     Separate CEO & Chair    Holder   Yes    For      Against

                                                                      4     Majority vote standard  Holder   Yes    Against  For


MDC Holdings,                                                               Election of one (1)
Inc.               MDC    552676108    6/25/07    4/27/07    Annual   1     Director                Issuer   Yes    For      For


Clough Global
Opportunities FD                                                            Election of four (4)
TH28               CLO    18914E601    5/23/07    7/23/07    Annual   1     Directors               Issuer   Yes    For      For


Doral Financial                                                             Issuance of shares of
Corporation        DRL    25811P100    7/17/07    6/11/07    Annual   1     common stock            Issuer   Yes    For      For

                                                                            Amendment to restated
                                                                            certificate of
                                                                            incorporation to
                                                                            increase the number
                                                                            of authorized shares
                                                                            of our capital stock
                                                                      2     and common stock        Issuer   Yes    For      For

                                                                            Amendment  to our
                                                                            restated certificate
                                                                            of incorporation to
                                                                            decrease the par
                                                                            value of our common
                                                                      3     shares.                 Issuer   Yes    For      For

                                                                            Amendment to our
                                                                            restated certificate
                                                                            of incorporation to
                                                                            effect a 1 for 20
                                                                            reverse stock split
                                                                            together with a
                                                                            corresponding
                                                                            reduction in the
                                                                            number of authorized
                                                                            shares of our common
                                                                            stock and capital
                                                                      4     stock                   Issuer   Yes    For      For

                                                                            Election of ten (10)
                                                                      5     Directors               Issuer   Yes    For      For

                                                                            Appointment of PWC,
                                                                            LLP as independent
                                                                            registered public
                                                                            accounting firm for
                                                                      6     2007                    Issuer   Yes    For      For

                                                                            Adjournment of
                                                                            postponement of
                                                                            meeting to permit
                                                                            further solicitation
                                                                      7     of proxies              Issuer   Yes    For      For


                                                                            Election of five (5)
Legg Mason, Inc.   LM     524901105    7/19/07    5/21/07    Annual   1     Directors               Issuer   Yes    For      For

                                                                            Amendment of 1996
                                                                      2     incentive plan          Issuer   Yes    For      For

                                                                            Amendment of
                                                                            non-employee
                                                                      3     directory equity plan   Issuer   Yes    For      For

                                                                            Appointment of PWC,
                                                                            LLP as independent
                                                                            registered public
                                                                            accounting firm for
                                                                      4     2007                    Issuer   Yes    For      For

                                                                            Proposal relating to
                                                                            independent director
                                                                            serving as chairman
                                                                      5     of the board            Holder   Yes    For      Against


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Boulder Total Return Fund, Inc.
        ------------------------------------------------------------------------

By (Signature and Title)*    /s/ Stephen C. Miller
        ------------------------------------------------------------------------
                          Stephen C. Miller, President
                          (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.